10-K - Shareholders' Equity (Summary of Stock Option Activity and Related Information) (Details) - Progressive Waste Solutions Ltd. [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Number of Shares (Options)
Outstanding at beginning	43,570	45,869
Cash settled	0	(2,299)
Outstanding at ending	43,570	43,570